Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 9,975,341,566	$ 8,791,057,024
Amounts allocated to withdrawing participants	(2,350,926)	(290,735)
Deemed distributions adjustment	(142,688)	(179,644)
Net assets available for benefits per Form 5500, Schedule H	$ 9,972,847,952	$ 8,790,586,645